Employee Benefit Plans (Significant Unobservable Inputs) (Details) - Pension Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	$ 8,603	$ 8,848
Purchases, sales, issuances and settlements, net	(7)	(3)
Estimated fair value of plan assets at December 31,	9,009	8,603
Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	3,008
Estimated fair value of plan assets at December 31,	3,499	3,008
Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	769
Estimated fair value of plan assets at December 31,	862	769
Other (1)
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	414
Estimated fair value of plan assets at December 31,	371	414
Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	840
Estimated fair value of plan assets at December 31,	772	840
Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	104
Estimated fair value of plan assets at December 31,	78	104
Level 3
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	900
Estimated fair value of plan assets at December 31,	711	900
Level 3 | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	77	79
Realized gains (losses)	2	1
Unrealized gains (losses)	3	(5)
Purchases, sales, issuances and settlements, net	(20)	8
Transfers into and/or out of Level 3	(62)	(6)
Estimated fair value of plan assets at December 31,	0	77
Level 3 | Foreign government
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	17	17
Realized gains (losses)	0	0
Unrealized gains (losses)	(3)	(1)
Purchases, sales, issuances and settlements, net	(3)	2
Transfers into and/or out of Level 3	(11)	(1)
Estimated fair value of plan assets at December 31,	0	17
Level 3 | Other (1)
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	7	8
Realized gains (losses)	0	0
Unrealized gains (losses)	0	2
Purchases, sales, issuances and settlements, net	0	(1)
Transfers into and/or out of Level 3	2	(2)
Estimated fair value of plan assets at December 31,	9	7
Level 3 | Other investments
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	723	745
Realized gains (losses)	0	0
Unrealized gains (losses)	33	55
Purchases, sales, issuances and settlements, net	(119)	(77)
Transfers into and/or out of Level 3	0	0
Estimated fair value of plan assets at December 31,	637	723
Level 3 | Derivative assets
Rollforward fair value measurement using significant unobservable inputs (level 3) [Roll Forward]
Estimated fair value of plan assets at January 1,	76	73
Realized gains (losses)	3	(11)
Unrealized gains (losses)	(18)	(9)
Purchases, sales, issuances and settlements, net	6	23
Transfers into and/or out of Level 3	(2)	0
Estimated fair value of plan assets at December 31,	$ 65	$ 76